RISK MANAGEMENT - Structural foreign exchange risk - Financial liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 249,900,662		$ 247,219,098
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	61,207,878	$ 15,979	76,780,619	$ 15,938
Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		35		24
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,371,927		1,761,174
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	247,528,735		245,457,924
Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,154,361		1,757,606
Customer deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	181,987,396		173,341,149
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	181,987,396		173,341,149
Customer deposits [member] | Financial liabilities at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	27,070,411	7,048	31,269,619	6,482
Customer deposits [member] | Financial liabilities at amortised cost, category [member] | Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		34		19
Financial obligations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	65,541,339		72,116,775
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	65,541,339		72,116,775
Financial obligations [member] | Financial liabilities at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	30,857,352	8,072	43,779,895	9,097
Financial obligations [member] | Financial liabilities at amortised cost, category [member] | Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		1		5
IFRS Accounts Payable [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	921,552	242	587,589	122
Derivatives [member] | Trading derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,154,361		1,757,606
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,154,361		1,757,606
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,154,361	564	1,141,963	$ 237
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	217,566		3,568
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	217,566		3,568
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 204,202	$ 53	$ 1,553